Receivables	12 Months Ended
Dec. 31, 2025
Transfers and Servicing [Abstract]
Receivables	Receivables
Sale of Receivables Programs
The Company maintains an accounts receivables securitization arrangement through a wholly-owned special purpose entity (“SPE”). The net cash funding from the sale of accounts receivable was neither a use of cash nor a source of cash during 2025 or 2024.
The accounts receivables securitization arrangement is one in which the Company, through an SPE, has a receivables purchase agreement (the “Receivables Purchase Agreement”) pursuant to which the SPE may sell certain receivables to financial institutions. On October 9, 2025, the Company extended the Receivables Purchase Agreement to the earlier of October 8, 2027 or a termination event. The Receivables Purchase Agreement contains customary representations and warranties, as well as affirmative and negative covenants. Pursuant to the Receivables Purchase Agreement, the Company does not maintain effective control over the transferred receivables, and therefore accounts for these transfers as sales of receivables. The Receivables Purchase Agreement also contains a provision that allows the Company to increase the facility limit to $325.
The facility limit under the Receivables Purchase Agreement was $250 as of both December 31, 2025 and December 31, 2024, of which $250 was drawn at both December 31, 2025 and December 31, 2024. As collateral against the sold receivables, the SPE maintains a certain level of unsold receivables, which were $217 and $201 as of December 31, 2025 and December 31, 2024, respectively.
The Company sold $1,602 and $1,625 of its receivables without recourse and received cash funding under this program during 2025 and 2024, respectively, resulting in derecognition of the receivables from the Company’s Consolidated Balance Sheet. Costs associated with the sales of receivables are reflected in the Company’s Statement of Consolidated Operations in Other expense, net for the periods in which the sales occur. Cash receipts from sold receivables under the Receivables Purchase Agreement are presented within operating activities in the Statement of Consolidated Cash Flows.
Other Customer Receivable Sales
In 2025 and 2024, the Company sold $899 and $712, respectively, of certain customers’ receivables in exchange for cash (of which $258 and $190 was outstanding from customers as of December 31, 2025 and December 31, 2024, respectively). The Company has no continuing involvement in the aforementioned amounts sold or outstanding, resulting in the derecognition of the receivables from the Company’s Consolidated Balance Sheet. The net proceeds are presented in changes in receivables within operating activities in the Statement of Consolidated Cash Flows and the costs associated with the sales of receivables are reflected in the Company’s Statement of Consolidated Operations in Other expense, net for the periods in which the sales occur (See Note F).